Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2018
Classification of Loans [Abstract]
Schedule of Compliance with Regulatory Capital Requirements [Text Block]
	December 31, 2018	December 31, 2017
Tier 1 capital	995,743	1,048,304

Risk weighted assets	5,830,875	5,601,518
Tier 1 capital ratio	17.08%	18.71%

Regulatory capital Requirements [Text Block]
The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.

	December 31, 2018	December 31, 2017
Ordinary capital	859,725	939,548

Risk weighted assets	7,779,919	6,478,314
Leverage coefficient	11.05%	14.50%

Disclosure of Risk Collateral And Loan Portfolio [Text Block]
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2018
Loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,630,932	-	-	64,701	-	2,695,633
Banks:						-
Private	2,458,691	-	-	-	-	2,458,691
State-owned	624,100	-	-	-	-	624,100
	3,082,791	-	-	-	-	3,082,791
Total	5,713,723	-	-	64,701	-	5,778,424

Loans provision:
Specific	-	-	-	48,383	-	48,383
Total	-	-	-	48,383	-	48,383

	December 31, 2017
Loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	3,050,900	-	23,759	-	35,000	3,109,659
Banks:
Private	1,822,350	-	-	-	-	1,822,350
State-owned	573,649	-	-	-	-	573,649
	2,395,999	-	-	-	-	2,395,999
Total	5,446,899	-	23,759	-	35,000	5,505,658

Loans provision:
Specific	-	-	7,238	-	17,500	24,738
Total	-	-	7,238	-	17,500	24,738

Disclosure of continuing involvement in derecognised financial assets [text block]
For statutory purposes only, non-accruing loans are presented by category as follows:

	December 31, 2018
Non-accruing loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	-	-	-	64,701	-	64,701
Total	-	-	-	64,701	-	64,701

	December 31,2017
Non-accruing loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	-	-	23,759	-	35,000	58,759
Total	-	-	23,759	-	35,000	58,759

	December 31, 2018	December 31, 2017

Non-accruing loans:
Private corporations	64,701	58,759
Total non-accruing loans	64,701	58,759

Interest that would be reversed if the loans had been classified as non-accruing loans	1,056	3,257
Income from collected interest on non-accruing loans	2,879	551

Summary Of Restricted From Dividend Distribution Provision And Reserve Details [Text Block]	The provision and reserve are detailed as follows:

	December 31, 2018	December 31, 2017
Dynamic provision	136,019	108,756
Regulatory credit reserve	-	20,498
	136,019	129,254